AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2020

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 742	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 743	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

  With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☒         on May 9, 2020 pursuant to paragraph (b)

☐         60 days after filing pursuant to paragraph (a)

☐          on (date) pursuant to paragraph (a)

☐         75 days after filing pursuant to paragraph (a)(2)

☐         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 742 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 9, 2020 as the new effective date for Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 634, 639, 643, 647, 652, 658, 667, 675, 686, 691, 694, 696, 698, 701, 703, 705, 706, 710, 713, 716, 717, 719, 721, 725, 727, 728, 729, 730, 733, 735, 737, 738 and 741 to the Trust’s Registration Statement filed on October 13, 2017, November 9, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018, March 23, 2018, April 20, 2018, May 18, 2018, June 15, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019, August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019, November 22, 2019, December 20, 2019, January 17, 2020, February 14, 2020 and March 13, 2020, respectively. This Amendment relates solely to PowerShares Income Builder Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017, and Part C of Post-Effective Amendment No. 739 to the Trust’s Registration Statement, which was filed on February 28, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 9th day of April, 2020.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 9, 2020
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	April 9, 2020
Kelli Gallegos

/s/ Anna Paglia	Secretary	April 9, 2020
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	April 9, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 9, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 9, 2020
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	April 9, 2020
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	April 9, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	April 9, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 9, 2020
Yung Bong Lim

**/s/ Joanne Pace	Trustee	April 9, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	April 9, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 9, 2020
Donald H. Wilson

*By: /s/ Anna Paglia		April 9, 2020
Anna Paglia
Attorney-In-Fact

*  Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.

** Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 724 to the Trust’s Registration Statement and incorporated by reference herein.